Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2017
Customer risk
Concentration and risks
Schedule of concentration and risks
	For the Year Ended December 31,
Revenues	2015	2016	2017
Customer A	19%	19%	*

	As of December 31,
Accounts receivable, net	2016	2017
Customer A	37%	13%
Customer B	14%	32%
Customer C	10%	*

Supplier risk
Concentration and risks
Schedule of concentration and risks

	For the Year Ended December 31,
Costs and expenses	2015	2016	2017
Supplier I	25%	20%	13%
Supplier II	12%	14%	*
Supplier III	12%	*	*
Supplier IV	*	16%	14%

	As of December 31,
Accounts payable	2016	2017
Supplier V	11%	*
Supplier VI	*	31%

*The percentage was below 10% for the period.